Performance Management	Dec. 31, 2025
FRANKLIN CONSERVATIVE ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Linked Franklin Conservative Allocation Fund Benchmark-NR, which reflects the performance of 40% MSCI All Country World Index-NR and 60% Bloomberg Multiverse Index from January 1, 2015 to April 30, 2026 and 32% Russell 3000® Index, 8% MSCI All Country World ex-US Index-NR, 48% Bloomberg U.S. Aggregate Index, 3% Bloomberg U.S. Corporate High Yield Bond Index, 9% Bloomberg Global Aggregate ex-USD (Hedged to USD) Index thereafter. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	10.18%
Worst Quarter:	2022, Q2	-9.52%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN CONSERVATIVE ALLOCATION FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Linked Franklin Conservative Allocation Fund Benchmark-NR | Average Annual Return, Label [Optional Text]	Linked Franklin Conservative Allocation Fund Benchmark-NR
Linked Franklin Conservative Allocation Fund Benchmark-NR | Average Annual Return, Percent		13.93%	3.30%	5.67%
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]	Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent		8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		6.00%	3.19%	4.91%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		3.98%	1.70%	3.53%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.02%	1.98%	3.43%
CLASS C | Average Annual Return, Percent		10.33%	3.60%	4.72%
CLASS R | Average Annual Return, Percent		11.88%	4.11%	5.23%
Class R6 | Average Annual Return, Percent		12.44%	4.70%	5.84%
ADVISOR CLASS | Average Annual Return, Percent		12.44%	4.63%	5.77%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN CONSERVATIVE ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN MODERATE ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, an additional index with characteristics relevant to the Fund and the Linked Franklin Moderate Allocation Fund Benchmark-NR, which reflects the performance of 60% MSCI All Country World Index-NR and 40% Bloomberg Multiverse Index from January 1, 2015 to April 30, 2026 and 48% Russell 3000® Index, 12% MSCI All Country World ex-US Index-NR, 32% Bloomberg U.S. Aggregate Index, 2% Bloomberg U.S. Corporate High Yield Bond Index, 6% Bloomberg Global Aggregate ex-USD (Hedged to USD) Index thereafter. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	13.16%
Worst Quarter:	2020, Q1	-12.52%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MODERATE ALLOCATION FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Linked Franklin Moderate Allocation Fund Benchmark-NR | Average Annual Return, Label [Optional Text]	Linked Franklin Moderate Allocation Fund Benchmark-NR
Linked Franklin Moderate Allocation Fund Benchmark-NR | Average Annual Return, Percent		16.71%	5.91%	7.72%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]	Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent		8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		8.68%	5.55%	7.10%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		5.99%	3.77%	5.37%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.14%	3.83%	5.18%
CLASS C | Average Annual Return, Percent		13.11%	5.94%	6.90%
CLASS R | Average Annual Return, Percent		14.70%	6.47%	7.43%
Class R6 | Average Annual Return, Percent		15.38%	7.09%	8.07%
ADVISOR CLASS | Average Annual Return, Percent		15.29%	7.01%	7.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MODERATE ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN GROWTH ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, an additional index with characteristics relevant to the Fund and the Linked Franklin Growth Allocation Fund Benchmark-NR, which reflects the performance of 80% MSCI All Country World Index-NR and 20% Bloomberg Multiverse Index from January 1, 2015 to April 30, 2026 and 64% Russell 3000® Index, 16% MSCI All Country World ex-US Index-NR, 16% Bloomberg U.S. Aggregate Index, 1% Bloomberg U.S. Corporate High Yield Bond Index, 3% Bloomberg Global Aggregate ex-USD (Hedged to USD) Index thereafter. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	16.26%
Worst Quarter:	2020, Q1	-16.22%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN GROWTH ALLOCATION FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Linked Franklin Growth Allocation Fund Benchmark-NR | Average Annual Return, Label [Optional Text]	Linked Franklin Growth Allocation Fund Benchmark-NR
Linked Franklin Growth Allocation Fund Benchmark-NR | Average Annual Return, Percent		19.52%	8.54%	9.73%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]	Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent		8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		11.33%	7.77%	9.10%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		8.78%	5.93%	7.28%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.01%	5.64%	6.86%
CLASS C | Average Annual Return, Percent		15.90%	8.18%	8.91%
CLASS R | Average Annual Return, Percent		17.48%	8.72%	9.45%
Class R6 | Average Annual Return, Percent		18.18%	9.36%	10.12%
ADVISOR CLASS | Average Annual Return, Percent		18.08%	9.25%	9.99%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN GROWTH ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN COREFOLIO ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	20.01%
Worst Quarter:	2020, Q1	-20.11%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN COREFOLIO ALLOCATION FUND		12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%		14.28%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%		14.82%
MSCI World Index | Average Annual Return, Label [Optional Text]	MSCI World Index
MSCI World Index | Average Annual Return, Percent		21.60%	12.66%		12.74%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		7.97%	7.34%		9.79%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		6.08%	5.83%		8.24%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.90%	5.47%		7.60%
CLASS C | Average Annual Return, Percent		12.43%	7.75%		9.60%
CLASS R | Average Annual Return, Percent		13.97%	8.29%		10.15%
Class R6 | Average Annual Return, Percent		14.64%	8.92%	10.14% [1]
Class R6 | Performance Inception Date				Aug. 01, 2017
ADVISOR CLASS | Average Annual Return, Percent		14.54%	8.83%		10.70%
[1]	Since inception August 1, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN COREFOLIO ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Blended Benchmark, which is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index). Effective May 1, 2026, the Blended Benchmark was replaced by the Linked Franklin Global Allocation Fund Benchmark-NR, which is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index) through April 30, 2026 and 39% Russell 3000® Index, 21% MSCI All Country

World ex-US Index-NR, 21% Bloomberg U.S. Aggregate Bond Index, 16% Bloomberg Global Aggregate ex-USD (USD Hedged) Index and 3% Bloomberg U.S. Corporate High Yield Bond Index thereafter.

On February 1, 2021, the Fund’s investment strategies changed. The performance below prior to February 1, 2021 is attributable to the Fund’s performance before the strategy changes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	15.07%
Worst Quarter:	2020, Q1	-22.45%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN GLOBAL ALLOCATION FUND			12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%		11.72%
Linked Franklin Global Allocation Fund Benchmark-NR | Average Annual Return, Label [Optional Text]	[1]	Linked Franklin Global Allocation Fund Benchmark-NR
Linked Franklin Global Allocation Fund Benchmark-NR | Average Annual Return, Percent	[1]		15.15%	7.26%		8.17%
Blended Benchmark | Average Annual Return, Label [Optional Text]		Blended Benchmark
Blended Benchmark | Average Annual Return, Percent			15.15%	7.26%		8.17%
CLASS A | Average Annual Return, Label [Optional Text]		Return before taxes
CLASS A | Average Annual Return, Percent			9.52%	6.57%		6.47%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent			8.01%	5.77%		5.48%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.27%	4.90%		4.85%
CLASS C | Average Annual Return, Percent			14.07%	6.99%		6.28%
CLASS R | Average Annual Return, Percent			15.63%	7.53%		6.81%
Class R6 | Average Annual Return, Percent			16.24%	8.13%	6.14% [2]
Class R6 | Performance Inception Date					Aug. 01, 2017
ADVISOR CLASS | Average Annual Return, Percent			16.21%	8.06%		7.35%
[1]

Effective May 1, 2026, the Linked Franklin Global Allocation Fund Benchmark-NR replaced the Blended Benchmark as the Fund’s benchmark. The investment manager believes that the Linked Franklin Global Allocation Fund Benchmark-NR better reflects the Fund’s current portfolio.

[2]	Since inception August 1, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN GLOBAL ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.07%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 60% Bloomberg Multiverse Index and 40% MSCI AC World Index-NR. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	7.34%
Worst Quarter:	2022, Q2	-9.13%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart Retirement Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Blended Benchmark | Average Annual Return, Label [Optional Text]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent		13.93%	3.26%	5.25%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]	Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent		8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		3.85%	3.13%	4.30%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		1.89%	1.05%	2.50%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.34%	1.53%	2.56%
CLASS C | Average Annual Return, Percent		8.08%	3.52%	4.11%
CLASS R | Average Annual Return, Percent		9.66%	4.05%	4.64%
Class R6 | Average Annual Return, Percent		10.20%	4.62%	5.21%
ADVISOR CLASS | Average Annual Return, Percent		10.25%	4.57%	5.16%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart Retirement Income Fund | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin LifeSmart 2020 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 58.2% Bloomberg Multiverse Index and 41.8% MSCI AC World Index-NR. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	10.03%
Worst Quarter:	2020, Q1	-10.58%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2020 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		14.34%	4.21%	6.13%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
Class A | Average Annual Return, Label [Optional Text]		Return before taxes
Class A | Average Annual Return, Percent			7.01%	3.76%	5.11%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent			5.05%	2.21%	3.93%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.61%	2.41%	3.62%
Class C | Average Annual Return, Percent			11.48%	4.17%	4.92%
Class R | Average Annual Return, Percent			13.07%	4.69%	5.43%
Class R6 | Average Annual Return, Percent			13.60%	5.74%	6.27%
Advisor Class | Average Annual Return, Percent			13.65%	5.23%	5.98%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2020 Retirement Target Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2025 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 50.6% MSCI AC World Index-NR and 49.4% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	11.64%
Worst Quarter:	2020, Q1	-12.52%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2025 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		15.59%	5.36%	7.22%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]		Return before taxes
CLASS A | Average Annual Return, Percent			8.52%	4.74%	6.15%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent			6.08%	2.94%	4.72%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.14%	3.18%	4.47%
CLASS C | Average Annual Return, Percent			12.93%	5.13%	5.95%
CLASS R | Average Annual Return, Percent			14.43%	5.65%	6.47%
Class R6 | Average Annual Return, Percent			15.15%	6.25%	7.08%
ADVISOR CLASS | Average Annual Return, Percent			15.04%	6.18%	7.02%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2025 Retirement Target Fund | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2030 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 59.4% MSCI AC World Index-NR and 40.6% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	13.27%
Worst Quarter:	2020, Q1	-14.50%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2030 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		16.81%	6.53%	8.14%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
Class A | Average Annual Return, Label [Optional Text]		Return before taxes
Class A | Average Annual Return, Percent			9.78%	5.68%	6.99%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent			8.00%	4.03%	5.78%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.39%	3.94%	5.23%
Class C | Average Annual Return, Percent			14.26%	6.09%	6.79%
Class R | Average Annual Return, Percent			15.79%	6.60%	7.31%
Class R6 | Average Annual Return, Percent			16.46%	7.37%	8.00%
Advisor Class | Average Annual Return, Percent			16.42%	7.16%	7.86%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2030 Retirement Target Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2035 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 68.2% MSCI AC World Index-NR and 31.80% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	15.49%
Worst Quarter:	2020, Q1	-16.04%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2035 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		18.05%	7.64%	9.00%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]		Return before taxes
CLASS A | Average Annual Return, Percent			11.11%	6.63%	7.86%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent			8.94%	4.71%	6.38%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.57%	4.66%	5.90%
CLASS C | Average Annual Return, Percent			15.58%	7.03%	7.66%
CLASS R | Average Annual Return, Percent			17.19%	7.55%	8.20%
Class R6 | Average Annual Return, Percent			17.87%	8.18%	8.81%
ADVISOR CLASS | Average Annual Return, Percent			17.85%	8.10%	8.75%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2035 Retirement Target Fund | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2040 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 76.4% MSCI AC World Index-NR and 23.6% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	17.27%
Worst Quarter:	2020, Q1	-17.67%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2040 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		19.16%	8.76%	9.76%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
Class A | Average Annual Return, Label [Optional Text]		Return before taxes
Class A | Average Annual Return, Percent			12.09%	7.52%	8.58%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent			10.26%	5.42%	7.13%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.00%	5.28%	6.52%
Class C | Average Annual Return, Percent			16.73%	7.94%	8.38%
Class R | Average Annual Return, Percent			18.35%	8.47%	8.92%
Class R6 | Average Annual Return, Percent			18.99%	9.08%	9.52%
Advisor Class | Average Annual Return, Percent			18.93%	9.02%	9.46%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2040 Retirement Target Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2045 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 85.2% MSCI AC World Index-NR and 14.8% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	18.24%
Worst Quarter:	2020, Q1	-18.66%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2045 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		20.45%	9.81%	10.39%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
CLASS A | Average Annual Return, Label [Optional Text]		Return before taxes
CLASS A | Average Annual Return, Percent			13.56%	8.29%	9.13%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent			11.64%	6.30%	7.64%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.05%	5.98%	6.99%
CLASS C | Average Annual Return, Percent			18.29%	8.71%	8.93%
CLASS R | Average Annual Return, Percent			19.88%	9.24%	9.47%
Class R6 | Average Annual Return, Percent			20.52%	10.56%	10.42%
ADVISOR CLASS | Average Annual Return, Percent			20.43%	9.80%	10.01%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2045 Retirement Target Fund | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2050 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 91.8% MSCI AC World Index-NR and 8.2% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	18.47%
Worst Quarter:	2020, Q1	-18.74%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2050 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		21.31%	10.41%	10.74%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
Class A | Average Annual Return, Label [Optional Text]		Return before taxes
Class A | Average Annual Return, Percent			14.49%	8.88%	9.46%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent			12.68%	6.72%	8.01%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.55%	6.36%	7.27%
Class C | Average Annual Return, Percent			19.25%	9.29%	9.25%
Class R | Average Annual Return, Percent			20.84%	9.86%	9.81%
Class R6 | Average Annual Return, Percent			21.51%	10.46%	10.42%
Advisor Class | Average Annual Return, Percent			21.48%	10.39%	10.36%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2050 Retirement Target Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2055 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	18.27%
Worst Quarter:	2020, Q1	-18.83%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2055 Retirement Target Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Blended Benchmark | Average Annual Return, Label [Optional Text]	[1]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[1]		21.63%	10.53%	10.81%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.87%)	1.50%
Class A | Average Annual Return, Label [Optional Text]		Return before taxes
Class A | Average Annual Return, Percent			14.83%	8.93%	9.49%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent			13.14%	7.05%	8.22%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.67%	6.44%	7.34%
Class C | Average Annual Return, Percent			19.61%	9.36%	9.29%
Class R | Average Annual Return, Percent			21.19%	9.91%	9.83%
Class R6 | Average Annual Return, Percent			21.79%	10.89%	10.63%
Advisor Class | Average Annual Return, Percent			21.83%	10.46%	10.38%
[1]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2055 Retirement Target Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin LifeSmart 2060 Retirement Target Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Blended Benchmark, which is comprised, as of the date of this Prospectus, of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	10.26%
Worst Quarter:	2022, Q2	-14.08%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin LifeSmart 2060 Retirement Target Fund			12 Months Ended	59 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]		MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent			22.34%	11.49%	[1]
MSCI All Country World Index-NR | Performance Inception Date				Jan. 29, 2021
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent			8.17%	(2.00%)	[1]
Bloomberg Global Aggregate Index | Performance Inception Date				Jan. 29, 2021
Blended Benchmark | Average Annual Return, Label [Optional Text]	[2]	Blended Benchmark
Blended Benchmark | Average Annual Return, Percent	[2]		21.63%	10.81%	[1]
Blended Benchmark | Performance Inception Date				Jan. 29, 2021
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]		Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent			8.42%	(1.73%)	[1]
Bloomberg Multiverse Index | Performance Inception Date				Jan. 29, 2021
Class A | Average Annual Return, Label [Optional Text]		Return before taxes
Class A | Average Annual Return, Percent			14.64%	9.10%	[1]
Class A | Performance Inception Date				Jan. 29, 2021
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent			13.21%	8.07%	[1]
Class A | After Taxes on Distributions | Performance Inception Date				Jan. 29, 2021
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.41%	6.87%	[1]
Class A | After Taxes on Distributions and Sales | Performance Inception Date				Jan. 29, 2021
Class C | Average Annual Return, Percent			19.52%	9.73%	[1]
Class C | Performance Inception Date				Jan. 29, 2021
Class R | Average Annual Return, Percent			21.15%	10.15%	[1]
Class R | Performance Inception Date				Jan. 29, 2021
Class R6 | Average Annual Return, Percent			21.68%	10.66%	[1]
Class R6 | Performance Inception Date				Jan. 29, 2021
Advisor Class | Average Annual Return, Percent			21.60%	10.55%	[1]
Advisor Class | Performance Inception Date				Jan. 29, 2021
[1]	Since inception January 29, 2021.
[2]	Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin LifeSmart 2060 Retirement Target Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022